Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, ر.س in Billions, Tsh in Billions, R in Billions, $ in Billions	6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 BRL (R$) shares	Jun. 30, 2023 TZS (Tsh) shares	Jun. 30, 2023 SAR (ر.س) shares	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2023 ZAR (R) shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 shares	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)
Disclosure of detailed information about material tax [line items]
Number of shares issued	1,984,000,000	1,984,000,000	1,984,000,000	1,984,000,000	1,984,000,000	1,984,000,000	1,984,000,000	1,981,000,000
Tax Loss Offset [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 100	R$ 600
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,700	13,100
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	3,000	R$ 14,500
AB INBEVS SOUTH AFRICA TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Contingent liabilities	400			ر.س 6.4
Additional liability towards taxes and interest one	1,000				$ 17.7
Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss | $	$ 400
Ambev [member] | Legal proceedings contingent liability [member]
Disclosure of detailed information about material tax [line items]
Number of shares issued	172,831,574	172,831,574	172,831,574	172,831,574	172,831,574	172,831,574	172,831,574
Percentage of shares issued diluted	1.00%
Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 1,300	R$ 6,200
Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss | R$		1,800
Arosuco [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 500	2,500
Cerbuco Brewing Inc [Member] | Cerveceria Bucanero S.A [Member]
Disclosure of detailed information about material tax [line items]
Percentage of ownership interest in subsidiary	50.00%
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	$ 1,400	6,600
Tax Assessment During 2005 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded	12	60
Tax Assessment During 2005 [member] | Ambev [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100	300
Tax Assessment in December 2011 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200	1,200
Tax Assessment in December 2011 [member] | Ambev [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	300	1,300
Tax assessment in October 2013 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,200	10,700
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	500	2,300
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	300	1,600
Tax Assessment in December [Member] | Ambev [member] | MAG [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100	300
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100	R$ 600
Tanzania [member] | Tax contingent liability [member] | TANZANIA BREWERIES PLC [Member]
Disclosure of detailed information about material tax [line items]
Estimated financial effect of contingent liabilities	$ 400		Tsh 850
Tax asessment noticed on ownership change	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
SOUTH AFRICA | THE SOUTH AFRICAN BREWERIES (PTY) LTD [member] | AB INBEVS SOUTH AFRICA TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Estimated financial effect of contingent liabilities	$ 500					R 8.9
ICMS tax credits for Sao Paulo, Rio de Janeiro and Minas Gerais [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	400	R$ 1,700
ICMS tax credits for Rio Grande do Sul and Sao Paulo [member] | Tax Assessment in 2018 and 2021 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200	800
ICMS-ST Trigger [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,100	R$ 10,000
Blocked account [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded	$ 73						€ 68
Deposits									$ 73	€ 68